Cover	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2022
Entity File Number	000-28344
Entity Registrant Name	First Community Corporation
Entity Central Index Key	0000932781
Entity Tax Identification Number	57-1010751
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	5455 Sunset Blvd
Entity Address, City or Town	Lexington
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29072
City Area Code	(803)
Local Phone Number	951-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	FCCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable